Income Taxes Income (loss) before income taxes and Income tax (provision) benefit (Details 1) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Foreign	$ (353)	$ 2,431	$ 2,619
U.S.	72	178	114
Income (loss) before income taxes, net income (loss) attributable to noncontrolling interests, and equity in net income (loss) of equity method investees	(281)	2,609	2,733
Current [Abstract]
Foreign	(27)	(93)	(46)
State	(1)	(1)	(2)
U.S. federal	0	6	(3)
Total income tax (provision) benefit - current	(28)	(88)	(51)
Deferred [Abstract]
U.S. federal	39	15	4
State	2	1	0
Foreign	(32)	(85)	(81)
Total income tax (provision) benefit - deferred	9	(69)	(77)
Income tax (provision) benefit	$ (19)	$ (157)	$ (128)